GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of the Changes in the Carrying Value of Goodwill by Reportable Segment
The changes in the carrying value of goodwill by reportable segment for the years ended December 31, 2017 and 2016 are as follows:

	North America	International and Other	Total
Goodwill	$667,056	$379,544	$1,046,600
Accumulated impairment loss	(4,973)	(357,375)	(362,348)
Balance at January 1, 2016	662,083	22,169	684,252
Acquired during the period (see Note 2)	128,110	—	128,110
Foreign currency translation	1,997	(2,015)	(18)
Balance at December 31, 2016	792,190	20,154	812,344
Foreign currency translation	7,739	978	8,717
Balance at December 31, 2017	$799,929	$21,132	$821,061

Schedule of Gross Carrying Amount and Accumulated Amortization for Each Major Class of Intangible Asset
The following table provides the gross carrying amount and accumulated amortization for each major class of intangible asset:

December 31,	2017		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets subject to amortization:
Trademarks	$277,473	$(37,510)	$317,023	$(30,458)
Customer-related	128,182	(34,659)	200,409	(36,482)
Patents	17,009	(15,975)	16,426	(13,700)
Total	422,664	(88,144)	533,858	(80,640)

Intangible assets not subject to amortization:
Trademarks	34,636		39,519
Total other intangible assets	$369,156		$492,737

Schedule of Amortization Expense, for the Next Five Years
Amortization expense for the next five years, based on current intangible balances, is estimated to be as follows:

Year ending December 31,	2018	2019	2020	2021	2022
Amortization expense	$20,529	$19,599	$19,360	$19,345	$19,345